Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Significant Accounting Policies
Schedule of supplemental cash flow information

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands)
Interest paid, exclusive of debt issuance costs and letter of credit fees	$10,445	$8,423	$36,429	$16,908
Income taxes paid	$1,241	$369	$2,246	$650

Value of common units issued in business combinations	$—	$80,619	$—	$80,619

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Interest paid, exclusive of debt issuance costs and letter of credit fees	$31,827	$27,384	$4,966
Income taxes paid	$1,639	$1,027	$430

Schedule of accounts receivable

	March 31, 2014		March 31, 2013
			Gross
	Gross	Allowance for	Receivable	Allowance for
Segment	Receivable	Doubtful Accounts	(Note 2)	Doubtful Accounts
	(in thousands)
Crude oil logistics	$411,090	$105	$360,589	$11
Water solutions	25,700	405	9,618	29
Liquids	192,529	617	144,267	76
Retail propane	75,606	1,667	49,233	1,644
Refined products	105,670	—	—	—
Renewables	54,466	—	—	—
Other	38,665	28	810	—
	$903,726	$2,822	$564,517	$1,760

Schedule of changes in the allowance for doubtful accounts

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Allowance for doubtful accounts, beginning of period	$1,760	$818	$161
Provision for doubtful accounts	2,172	1,315	1,049
Write off of uncollectible accounts	(1,110)	(373)	(392)
Allowance for doubtful accounts, end of period	$2,822	$1,760	$818

Schedule of inventories

	September 30,	March 31,
	2014	2014
	(in thousands)
Crude oil	$136,722	$156,473
Natural gas liquids —
Propane	207,694	85,159
Butane	84,822	15,106
Other	27,091	3,945
Refined products —
Gasoline	219,111	15,597
Diesel	214,567	7,298
Other	3,675	314
Renewables	36,517	11,778
Other	11,390	14,490
Total	$941,589	$310,160

	March 31,
	2014	2013
	(in thousands)
Crude oil	$156,473	$46,156
Natural gas liquids —
Propane	85,159	45,428
Butane and other	19,051	24,090
Refined products	23,209	—
Renewables	11,778	—
Other	14,490	11,221
	$310,160	$126,895

Schedule of accrued expenses and other payables

	September 30,	March 31,
	2014	2014
	(in thousands)
Accrued compensation and benefits	$49,146	$45,006
Derivative liabilities	39,023	42,214
Product exchange liabilities	43,185	3,719
Accrued interest	23,945	18,668
Income and other tax liabilities	38,255	13,421
Other	24,928	18,662
Total	$218,482	$141,690

	March 31,
		2013
	2014	(Note 4)
	(in thousands)
Accrued compensation and benefits	$45,006	$27,252
Derivative liabilities	42,214	12,701
Income and other tax liabilities	13,421	22,659
Product exchange liabilities	3,719	6,741
Other	37,330	16,253
	$141,690	$85,606